Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value
Fair Value
20. Fair Value

Fair Value Measurement
The Company follows FASB ASC Topic 820, "Fair Value Measurement and Disclosures," which requires additional disclosures about the Company's assets and liabilities that are measured at fair value.  Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observability of the inputs used in valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed as follows:

Level 1 Inputs
-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
-
Generally, this includes debt and equity securities and derivative contracts that are traded in an active exchange market (i.e. New York Stock Exchange), as well as certain U.S. Treasury, U.S. Government and sponsored entity mortgage-backed securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 Inputs
-	Quoted prices for similar assets or liabilities in active markets.
-	Quoted prices for identical or similar assets or liabilities in inactive markets.
-
Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (i.e., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or "market corroborated inputs."

-	Generally, this includes U.S. Government and sponsored entity mortgage-backed securities, corporate debt securities and derivative contracts.

Level 3 Inputs
-	Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.
-
These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value on a Recurring Basis
The following is a description of the valuation methodologies used for instruments measured at fair value:

Securities Available for Sale
The fair value of available for sale ("AFS") securities is the market value based on quoted market prices for identical securities, when available, or market prices provided by recognized broker dealers (Level 1).  If listed prices or quotes are not available, fair value is based upon quoted market prices for similar or identical assets or other observable inputs (Level 2) or externally developed models that use unobservable inputs due to limited or no market activity of the instrument (Level 3).
As of December 31, 2011, the fair value of the Company's AFS securities portfolio was $88.8 million.  Approximately 65 percent of the portfolio was made up of residential mortgage-backed securities, which had a fair value of $57.9 million at December 31, 2011.  Approximately $56.3 million of the residential mortgage-backed securities are guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC").  The underlying loans for these securities are residential mortgages that are geographically dispersed throughout the United States.  All AFS securities were classified as Level 2 assets at December 31, 2011.  The valuation of AFS securities using Level 2 inputs was primarily determined using the market approach, which uses quoted prices for similar assets or liabilities in active markets and all other relevant information.  It includes model pricing, defined as valuing securities based upon their relationship with other benchmark securities.

Interest Rate Swap Agreements
Based on the complex nature of interest rate swap agreements, the markets these instruments trade in are not as efficient and are less liquid than that of Level 1 markets.  These markets do, however, have comparable, observable inputs in which an alternative pricing source values these assets or liabilities in order to arrive at a fair value.  The fair values of our interest swaps are measured based on the difference between the yield on the existing swaps and the yield on current swaps in the market (i.e. The Yield Book); consequently, they are classified as Level 2 instruments.
There were no changes in the inputs or methodologies used to determine fair value during the year ended December 31, 2011 as compared to the year ended December 31, 2010.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010.

	As of December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Securities available for sale:
U.S. government sponsored entities	$-	$5,375	$-	$5,375
State and political subdivisions	-	17,878	-	17,878
Residential mortgage-backed securities	-	57,924	-	57,924
Commercial mortgage-backed securities	-	210	-	210
Trust preferred securities	-	760	-	760
Other securities	-	6,618	-	6,618
Total securities available for sale	-	88,765	-	88,765
Financial Liabilities:
Interest rate swap agreements	-	43	-	43

	As of December 31, 2010
(In thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Securities available for sale:
U.S. government sponsored entities	$-	$6,462	$-	$6,462
State and political subdivisions	-	10,963	-	10,963
Residential mortgage-backed securities	-	85,741	-	85,741
Commercial mortgage-backed securities	-	1,826	-	1,826
Trust preferred securities	-	565	-	565
Other securities	-	1,574	-	1,574
Total securities available for sale	-	107,131	-	107,131
Financial Liabilities:
Interest rate swap agreements	-	499	-	499

Fair Value on a Nonrecurring Basis
Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The following is a description of the valuation methodologies used for instruments measured at fair value on a nonrecurring basis:

Other Real Estate Owned ("OREO")
The fair value was determined using appraisals, which may be discounted based on management's review and changes in market conditions (Level 3 Inputs).  All appraisals must be performed in accordance with the Uniform Standards of Professional Appraisal Practice ("USPAP").  Appraisals are certified to the Company and performed by appraisers on the Company's approved list of appraisers.  Evaluations are completed by a person independent of Company management.  The content of the appraisal depends on the complexity of the property.  Appraisals are completed on a "retail value" and an "as is value".
The Company requires current real estate appraisals on all loans that become OREO or in-substance foreclosure, loans that are classified substandard, doubtful or loss, or loans that are over $100,000 and nonperforming.  Prior to each balance sheet date, the Company values impaired collateral-dependent loans and OREO based upon a third party appraisal, broker's price opinion, drive by appraisal, automated valuation model, updated market evaluation, or a combination of these methods.  The amount is discounted for the decline in market real estate values (for original appraisals), for any known damage or repair costs, and for selling and closing costs.  The amount of the discount is dependent upon the method used to determine the original value.  The original appraisal is generally used when a loan is first determined to be impaired.  When applying the discount, the Company takes into consideration when the appraisal was performed, the collateral's location, the type of collateral, any known damage to the property and the type of business. Subsequent to entering impaired status and the Company determining that there is a collateral shortfall, the Company will generally, depending on the type of collateral, order a third party appraisal, broker's price opinion, automated valuation model or updated market evaluation.  Subsequent to receiving the third party results, the Company will discount the value 6 to 10 percent for selling and closing costs.
Partially charged-off loans are measured for impairment based upon an appraisal for collateral-dependant loans.  When an updated appraisal is received for a nonperforming loan, the value on the appraisal is discounted in the manner discussed above. If there is a deficiency in the value after the Company applies these discounts, management applies a specific reserve and the loan remains in nonaccrual status.  The receipt of an updated appraisal would not qualify as a reason to put a loan back into accruing status. The Company removes loans from nonaccrual status when the borrower makes six months of contractual payments and demonstrates the ability to service the debt.  Charge-offs are determined based upon the loss that management believes the Company will incur after evaluating collateral for impairment based upon the valuation methods described above and the ability of the borrower to pay any deficiency.

Impaired Collateral-Dependent Loans
The fair value of impaired collateral-dependent loans is derived in accordance with FASB ASC Topic 310, "Receivables."  Fair value is determined based on the loan's observable market price or the fair value of the collateral.  The valuation allowance for impaired loans is included in the allowance for loan losses in the Consolidated Balance Sheets.  During the year ended December 31, 2011, the valuation allowance for impaired loans increased $2.0 million to $4.4 million at December 31, 2011.  During the year ended December 31, 2010, the valuation allowance for impaired loans decreased $6 thousand to $2.5 million at December 31, 2010.

The following tables present the assets and liabilities carried on the balance sheet by caption and by level within the hierarchy (as described above) as of December 31, 2011 and December 31, 2010:

	As of December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Total	Total fair value loss during year ended December 31, 2011
Financial Assets:
Other real estate owned ("OREO")	$-	$-	$3,032	$3,032	$(1,879)
Impaired collateral-dependent loans	-	-	13,705	13,705	(1,992)

	As of December 31, 2010
(In thousands)	Level 1	Level 2	Level 3	Total	Total fair value gain (loss) during year ended December 31, 2010
Financial Assets:
Other real estate owned ("OREO")	$-	$-	$2,346	$2,346	$(100)
Impaired collateral-dependent loans	-	-	6,670	6,670	6

Fair Value of Financial Instruments
FASB ASC Topic 825, "Financial Instruments," requires the disclosure of the estimated fair value of certain financial instruments, including those financial instruments which the Company does not record at fair value.  These estimated fair values as of December 31, 2011 and December 31, 2010 have been determined using available market information and appropriate valuation methodologies.  Considerable judgment is required to interpret market data to develop estimates of fair value.  The estimates presented are not necessarily indicative of amounts the Company could realize in a current market exchange.  The use of alternative market assumptions and estimation methodologies could have had a material effect on these estimates of fair value.  The methodology for estimating the fair value of financial assets and liabilities that are measured on a recurring or nonrecurring basis are discussed above.  The following methods and assumptions were used to estimate the fair value of other financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents
For these short-term instruments, the carrying value is a reasonable estimate of fair value.

SBA Loans Held For Sale
The fair value of SBA loans held for sale is estimated by using a market approach that includes significant other observable inputs.

Loans
The fair value of loans is estimated by discounting the future cash flows using current market rates that reflect the interest rate risk inherent in the loan, except for previously discussed impaired loans.

Federal Home Loan Bank Stock
Federal Home Loan Bank stock is carried at cost.  Carrying value approximates fair value based on the redemption provisions of the issues.

SBA Servicing Assets
SBA servicing assets do not trade in an active, open market with readily observable prices.  The Company estimates the fair value of SBA servicing assets using discounted cash flow models incorporating numerous assumptions from the perspective of a market participant including market discount rates and prepayment speeds.

Deposit Liabilities
The fair value of demand deposits and savings accounts is the amount payable on demand at the reporting date.  The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using current market rates.

Borrowed Funds & Subordinated Debentures
The fair value of borrowings is estimated by discounting the projected future cash flows using current market rates.

Accrued Interest
The carrying amounts of accrued interest approximate fair value.

Standby Letters of Credit
At December 31, 2011, the Bank had standby letters of credit outstanding of $1.8 million, as compared to $1.5 million at December 31, 2010.  The fair value of these commitments is nominal.

The table below presents the estimated fair values of the Company's financial instruments as of December 31, 2011 and 2010:

	2011		2010
(In thousands)	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$82,574	$82,574	$43,926	$43,926
Securities available for sale	88,765	88,765	107,131	107,131
Securities held to maturity	18,771	19,879	21,111	21,351
SBA loans held for sale	7,668	8,192	10,397	11,048
Loans, net of allowance for possible loan losses	568,576	572,165	591,175	588,519
Federal Home Loan Bank stock	4,088	4,088	4,206	4,206
SBA servicing assets	418	418	512	512
Accrued interest receivable	3,703	3,703	3,791	3,791
Financial liabilities:
Deposits	643,971	647,281	654,788	659,048
Borrowed funds and subordinated debentures	90,465	102,533	90,465	103,704
Accrued interest payable	523	523	556	556
Interest rate swap agreements	43	43	499	499